SUPPLEMENTAL QUARTERLY FINANCIAL DATA (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Supplemental Quarterly Financial Data

	First	Second	Third	Fourth	Total
	(In millions, except per share amounts)
2013
Revenues and other	$3,946	$4,268	$3,900	$3,446	$15,560
Expenses(2)	3,168	3,231	3,464	3,217	13,080

Net income from continuing operations including noncontrolling interest	778	1,037	436	229	2,480
Net income (loss) from discontinued operations, net of tax	(61)	(2)	(130)	1	(192)

Net income including noncontrolling interest	$717	$1,035	$306	$230	$2,288

Net income attributable to common stock	$698	$1,016	$300	$174	$2,188

Basic net income per common share(1):
Net income from continuing operations	$1.94	$2.60	$1.08	$0.40	$6.02
Net income (loss) from discontinued operations	(0.16)	(0.01)	(0.33)	0.01	(0.49)

Net income per share	$1.78	$2.59	$0.75	$0.41	$5.53

Diluted net income per common share(1):
Net income from continuing operations	$1.91	$2.54	$1.07	$0.45	$5.97
Net income (loss) from discontinued operations	(0.15)	—	(0.32)	—	(0.47)

Net income per share	$1.76	$2.54	$0.75	$0.45	$5.50

2012
Revenues and other	$4,400	$3,850	$4,055	$4,259	$16,564
Expenses(2)	3,626	3,502	3,875	3,574	14,577

Net income from continuing operations including noncontrolling interest	774	348	180	685	1,987
Net income (loss) from discontinued operations, net of tax	23	8	—	(17)	14

Net income including noncontrolling interest	$797	$356	$180	$668	$2,001

Net income attributable to common stock	$778	$337	$161	$649	$1,925

Basic net income per common share(1):
Net income from continuing operations	$1.96	$0.84	$0.41	$1.70	$4.91
Net income (loss) from discontinued operations	0.06	0.03	—	(0.05)	0.04

Net income per share	$2.02	$0.87	$0.41	$1.65	$4.95

Diluted net income per common share(1):
Net income from continuing operations	$1.94	$0.84	$0.41	$1.70	$4.89
Net income (loss) from discontinued operations	0.06	0.02	—	(0.05)	0.03

Net income per share	$2.00	$0.86	$0.41	$1.65	$4.92

(1)	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted-average number of common shares outstanding during that period.
(2)	In 2013, operating expenses include non-cash write-downs of the Company’s oil and gas properties totaling $541 million, net of tax, in the U.S. and North Sea regions and also the Company’s exit of operations in Kenya. In 2012, the Company recorded a $1.4 billion, net of tax, non-cash write-down of the carrying value of the Company’s Canadian proved oil and gas properties.